Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2022	$ 25
2022	38
2023	40
2024	44
2025	48
2026	56
Thereafter	301
Total	527
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2022	13
2022	26
2023	25
2024	26
2025	27
2026	29
Thereafter	162
Total	295
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2022	11
2022	11
2023	14
2024	17
2025	19
2026	25
Thereafter	131
Total	217
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2022	1
2022	1
2023	1
2024	1
2025	2
2026	2
Thereafter	8
Total	$ 15